UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Karsch Capital Management, LP
Address: 110 East 59th Street
         27th Floor
         New York, NY  10022

13F File Number:  028-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Karsch
Title:     Principal
Phone:     (212) 507-9782

Signature, Place, and Date of Signing:

 /s/    Michael A. Karsch     New York, NY/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $1,624,173 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724f101    43825  1007232 SH       SOLE                  1007232        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    62946  1621496 SH       SOLE                  1621496        0        0
AMERISOURCEBERGEN CORP         COM              03073e105    22815   443440 SH       SOLE                   443440        0        0
AUTODESK INC                   COM              052769106   114682  2780841 SH       SOLE                  2780841        0        0
CARDINAL HEALTH INC            COM              14149y108     3018    72520 SH       SOLE                    72520        0        0
CARDINAL HEALTH INC            COM              14149Y108    12619   303200 SH  CALL SOLE                   303200        0        0
CBRE GROUP INC                 CL A             12504l109     6454   255590 SH       SOLE                   255590        0        0
CBS CORP NEW                   CL B             124857202    67193  1439140 SH       SOLE                  1439140        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702    12904   781600 SH       SOLE                   781600        0        0
EQUINIX INC                    COM NEW          29444u502    72610   335675 SH       SOLE                   335675        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219g108   112544  1952192 SH       SOLE                  1952192        0        0
HUNT J B TRANS SVCS INC        COM              445658107    33459   449230 SH       SOLE                   449230        0        0
JETBLUE AIRWAYS CORP           COM              477143101     9976  1445760 SH       SOLE                  1445760        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    38228   520820 SH       SOLE                   520820        0        0
LIBERTY GLOBAL INC             COM SER C        530555309    31857   464185 SH       SOLE                   464185        0        0
MONDELEZ INTL INC              CL A             609207105    30778  1005320 SH       SOLE                  1005320        0        0
NORFOLK SOUTHERN CORP          COM              655844108    38956   505400 SH  CALL SOLE                   505400        0        0
NORFOLK SOUTHERN CORP          COM              655844108   126364  1639390 SH       SOLE                  1639390        0        0
ORACLE CORP                    COM              68389x105    40475  1251560 SH       SOLE                  1251560        0        0
PFIZER INC                     COM              717081103    67893  2352510 SH       SOLE                  2352510        0        0
PPG INDS INC                   COM              693506107   110681   826345 SH       SOLE                   826345        0        0
PVH CORP                       COM              693656100    36188   338810 SH       SOLE                   338810        0        0
SHERWIN WILLIAMS CO            COM              824348106    56666   335520 SH       SOLE                   335520        0        0
SHIRE PLC                      SPONSORED ADR    82481r106    24972   273340 SH       SOLE                   273340        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   149693   956200 SH  PUT  SOLE                   956200        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100     5634   907200 SH       SOLE                   907200        0        0
TYCO INTERNATIONAL LTD         SHS              h89128104    64707  2022105 SH       SOLE                  2022105        0        0
ULTA SALON COSMETCS & FRAG I   COM              90384s303    81424  1003132 SH       SOLE                  1003132        0        0
UNITED CONTL HLDGS INC         COM              910047109    13172   411500 SH       SOLE                   411500        0        0
VIACOM INC NEW                 CL B             92553p201    83024  1348450 SH       SOLE                  1348450        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              g96666105    18029   456550 SH       SOLE                   456550        0        0
YAHOO INC                      COM              984332106    30387  1291470 SH       SOLE                  1291470        0        0